FAIR VALUE MEASUREMENTS (Schedule Of Financial Assets Measured At Fair Value On A Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities: Investment in Evogene	$ 5,196	$ 4,093
Embedded derivatives	6,864	5,707
Liability with respect to outstanding options to non-employee	264	284
Total Financial Assets	12,324	10,084
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities: Investment in Evogene	5,196	4,093
Embedded derivatives
Liability with respect to outstanding options to non-employee
Total Financial Assets	5,196	4,093
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities: Investment in Evogene
Embedded derivatives
Liability with respect to outstanding options to non-employee
Total Financial Assets
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities: Investment in Evogene
Embedded derivatives	6,864	5,707
Liability with respect to outstanding options to non-employee	264	284
Total Financial Assets	$ 7,128	$ 5,991